Long-Term Debt (Tables)	12 Months Ended
Jul. 31, 2013
Debt Disclosure [Abstract]
Long-term debt

Long-term debt consists of the following:

	July 31,
	2013	2012
Mortgage payable - interest at 10.0 percent per annum, monthly interest payments of $9,807, principal due January 2013, secured by secondary rights to real property located at 11 Carlaw Avenue and 33 Harbour Square Toronto, Canada	$-0-	$1,181,461

Mortgage payable - interest at 6.75 percent per annum, monthly payments of principal and interest of $6,014, due May 2015, secured by a first mortgage over real property located at 33 Harbour Square, Toronto, Canada	-0-	482,700

Mortgage payable - interest at 9.75 percent per annum, monthly interest payments of $6,771, principal due November 2013, secured by secondary rights to real property located at 11 Carlaw Avenue, Toronto, Canada	617,665	-0-

Total Debt	617,665	1,664,161

Less Current Maturities of Long-Term Debt	617,665	1,222,746

Total Long-Term Debt	$-0-	$441,415